Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund
Fund Summary
Investment Objective
Morgan Stanley International Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Morgan Stanley Funds. More information about these and other discounts is available from your financial advisor and in the "Share Class Arrangements"
section beginning on page 24 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 50 of the Fund's Statement of
Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley International Fund		Class A		Class B		Class C		Class I	Class R	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.25%	[1]	none		none		none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)		none	[2]	5.00%	[3]	1.00%	[3]	none	none	none
Redemption fee	[4]	2.00%		2.00%		2.00%		2.00%	2.00%	2.00%
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter, and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information-How to Sell Shares" for more information on redemption fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley International Fund	Class A	Class B	Class C	Class I	Class R	Class W
Advisory fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.99%	none	0.50%	0.35%
Other expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Total annual Fund operating expenses	1.58%	2.33%	2.32%	1.33%	1.83%	1.68%

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If You SOLD Your Shares:
Expense Example Morgan Stanley International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	677	998	1,340	2,305
Class B	736	1,027	1,445	2,479
Class C	335	724	1,240	2,656
Class I	135	421	729	1,601
Class R	186	576	990	2,148
Class W	171	530	913	1,987

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley International Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	677	998	1,340	2,305
Class B	236	727	1,245	2,479
Class C	235	724	1,240	2,656
Class I	135	421	729	1,601
Class R	186	576	990	2,148
Class W	171	530	913	1,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Fund will normally invest at least 65% of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's
"Adviser," Morgan Stanley Investment Management Inc., uses a "top-down" approach that emphasizes region, country, sector and industry selection and weightings over individual stock selection.

Region, Country, Sector and Industry Selection. The Adviser first considers the regions and countries (including emerging market or developing countries) and sectors and industries represented in the Morgan Stanley Capital International
(MSCI) EAFE (Europe, Australasia and Far East) Index (the "Index"). The
Adviser-on an ongoing basis-establishes the proportion or weighting for each country and/or sector (e.g., overweight, underweight or neutral) relative to the
Index for investment by the Fund. The Adviser may choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. In making its determinations, the Adviser evaluates factors such as valuation, economic outlook, corporate earnings growth, inflation, liquidity and risk characteristics, investor sentiment, interest rates and currency outlook. The Fund invests in at least three separate countries.

Stock Selection. The Adviser invests the Fund's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the Adviser tries to broadly replicate, in the aggregate, the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities, which may include depositary receipts, preferred securities and convertible securities. The Fund may invest in emerging market or developing countries and, with regard to such investments, may make global, regional and sector allocations to specific emerging market or developing countries. In most cases, the local MSCI index for that country will be the broad local market index.

The Fund may also invest up to 10% of its net assets in real estate investment trusts ("REITs") and foreign real estate companies.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund's 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.
Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated. The use of forward foreign currency exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• REITs and Foreign Real Estate Companies. REITs and foreign real estate companies are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs and foreign real estate companies depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods and life of Fund (where applicable) compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance
(before and after taxes) does not indicate how the Fund will perform in the future.
Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 23.42% Low Quarter 9/30/11: -20.79%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns Morgan Stanley International Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A: Return Before Taxes	[1]	(19.63%)	(5.16%)	3.66%
Class B	Class B: Return Before Taxes	[1]	(20.04%)	(5.25%)	3.59%	[2]
Class B After Taxes on Distributions	Class B: Return After Taxes on Distributions	[3]	(19.80%)	(5.19%)	3.61%	[2]
Class B After Taxes on Distributions and Sales	Class B: Return After Taxes on Distributions and Sale of Fund Shares		(12.79%)	(4.25%)	3.26%	[2]
Class C	Class C: Return Before Taxes	[1]	(16.66%)	(4.87%)	3.45%
Class I	Class I: Return Before Taxes	[1]	(14.98%)	(3.90%)	4.48%
Class R	Class R: Return Before Taxes	[1]	(15.39%)				(6.86%)		Mar. 31, 2008
Class W	Class W: Return Before Taxes	[1]	(15.29%)				(6.73%)		Mar. 31, 2008
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[4]	(12.14%)	(4.72%)	4.67%		(6.55%)	[5]
Lipper International Large-Cap Core Funds Index	Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)	[6]	(13.56%)	(4.96%)	3.91%		(7.24%)	[5]
[1]	Classes A, B, C and I commenced operations on June 28, 1999. Class R and Class W commenced operations on March 31, 2008.
[2]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[3]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[4]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[5]	Life of Fund reflects inception date of March 31, 2008.
[6]	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.